Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
26.	SUPPLEMENTAL CASH FLOW INFORMATION

The non-cash investing and financing activities are as follows:

	Years ended December 31,
In thousands of USD	2025	2024	2023
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	28,350	23,197	4,492
Operating lease right-of-use assets resulted from lease modification	-	-	646
Settlement of pre-existing debtor relationship in the business combination	-	10,061	2,607
Payment for mining rigs in form of cryptocurrencies	1,883	-	-
Payment for purchase of property, plant and equipment in form of cryptocurrencies	8,000	-	-
Borrowing costs capitalized as additional to property, plant and equipment and intangible assets	11,313	-	-
Liabilities assumed in connection with production and supply chain payments for mining rigs	11,756	-	-
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	9,063	18,355	8,205
Prepayments realized as additions to property, plant and equipment and intangible assets	5,916	9,058	-
Transfer of inventory to mining rigs	595,895	16,655	-
Receivable on the proceeds from issuance of ordinary shares	-	-	23
Cancellation of repurchased treasury shares	29,967	2,604	-
Transaction cost-related liabilities assumed in connection with the issuance of the convertible senior notes	-	1,132	-
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway Acquisition (Note 5(b))	-	17,952	-
Issuance of Class A ordinary shares and share options in connection with the FreeChain Acquisition (Note 5(c))	-	76,990	-
Issuance of Class A ordinary shares in connection with the settlement of convertible notes	252,385	111,495	-
Repayment of borrowings from a related party in cryptocurrencies	50,753	-	-